SIGNIFICANT ACCOUNTING POLICIES - Related Parties Concentration of Credit Risk (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2019 CNY (¥)
Concentration Risk [Line Items]
Amounts due from related parties	$ 204,138	¥ 656,399	¥ 1,421,170
Credit Concentration Risk
Concentration Risk [Line Items]
Amounts due from related parties		¥ 631,204	1,401,015
Concentration risk, percentage	98.60%	96.20%
Credit Concentration Risk | Customer D
Concentration Risk [Line Items]
Amounts due from related parties		¥ 631,204	¥ 1,401,015
Concentration risk, percentage	98.60%	96.20%